Document and Entity Information	Dec. 14, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 14, 2022
Entity Registrant Name	Advanced Merger Partners, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40138
Entity Tax Identification Number	85-3929296
Entity Address, Address Line One	c/o Saddle Point Management, L.P.
Entity Address, Address Line Two	1325 Avenue of the Americas
Entity Address, Address Line Three	Suite 2103
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	951-1223
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001835636
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-sixth of one redeemable Warrant
Trading Symbol	AMPI.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	AMPI
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	AMPIW
Security Exchange Name	NONE